Group information	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Group information
Note 1. Group information
1.1 Company general information
Vista Energy, S.A.B. de C.V. (“VISTA”, the “Company” or the “Group”), formerly known as Vista Oil & Gas, S.A.B. de C.V., was organized as variable-capital stock company on March 22, 2017, under the laws of the United Mexican States (“Mexico”). The Company adopted the public corporation or “Sociedad Anónima Bursátil de Capital Variable” (“S.A.B. de C.V.”), on July 28, 2017.
On April 26, 2022, Vista Oil & Gas, S.A.B. de C.V. changed the Company’s corporate name to “Vista Energy S.A.B. de C.V.”.
The Company made an initial public offering in the New York Stock Exchange (“NYSE”) on July 25, 2019 and started operating under ticker symbol “VIST” as from the following day. It issued additional Series A shares in the Mexican Stock Exchange (“BMV by Spanish acronym) on the same date under ticker symbol “VISTA” (see Note 21.1).
The Company’s corporate purpose is:

(i)
Acquiring, by any legal means, all kinds of assets, shares, interests in companies, equity interests or interests in all types of companies, either profit-making or nonprofit entities, associations, business corporations, trusts or other entities operating in the energy sector, in Mexico or in another country, or in any other industry;

(ii)	Participating as a partner, shareholder or investor in all types of businesses or profit-making or nonprofit entities, associations, trusts, in Mexico or in another country, or of any other nature;

(iii)	Issuing and placing shares representing its capital stock, either through public or private offerings, in domestic or foreign securities markets;

(iv)
Issuing and placing warrants, either through public or private offerings, in relation to shares representing their capital stock or other types of securities, in domestic or foreign securities markets, and

(v)	Issuing or placing negotiable instruments, debt instruments or other guarantees, either through public or private offerings, in domestic or foreign securities markets.
From its foundation through April 4, 2018, all Company activities were related to its incorporation, the initial public offering (“IPO”) in BMV, and the efforts to detect and conduct the initial business combination. As from that date, the Company mainly engages in oil and gas exploration and production (upstream segment) through its subsidiaries.
As of December 2022, the Company’s upstream operations through its subsidiaries are as follows:
In Argentina
In the Neuquén basin:

(i)
100% in 25 de Mayo - Medanito SE; Jagüel de los Machos; Entre Lomas Neuquén; Entre Lomas Río Negro; and Jarilla Quemada and Charco del Palenque (in Agua Amarga area) conventional operating concessions (operated);

(ii)	100% in Bajada del Palo Oeste and Bajada del Palo Este unconventional operating concessions (operated);

(iii)	84.62% in Coirón Amargo Norte conventional operating concession (operated);

(iv)	90% in Águila Mora unconventional operating concession (operated);

(v)	100% in Aguada Federal unconventional operating concession (operated) (see Note 1.2.1);

(vi)	100% in Bandurria Norte unconventional operating concession (operated) (see Note 1.2.1).
In the Northwest basin:

(i)	1.5% in Acambuco conventional nonoperating concession (not operated).
In Mexico

(i)	100% in CS-01 area (operated).

See Note 29.3 for further information on the Company’s working interests in oil and gas exploitation concessions.
Its main office is located in the City of Mexico, Mexico, at Pedregal 24, floor 4, Colonia Molino del Rey, Alcaldía Miguel Hidalgo, zip code 11040.
1.2 Significant transactions for the year
1.2.1 Acquisition of 50% of operated working interest in the unconventional concessions of Aguada Federal and Bandurria Norte in Vaca Muerta (“acquisition of AFBN assets”)
On January 17, 2022, the Company, through its subsidiary Vista Energy Argentina S.A.U, formerly known as Vista Oil & Gas Argentina S.A.U (“Vista Argentina”), acquired a 50% operated working interest in the Aguada Federal and Bandurria Norte concessions (“the Assets”), from Wintershall DEA Argentina S.A. (“Wintershall”).
Vista agreed to pay a purchase price of 140,000, of which 90,000 was paid on the date of the transaction, and the remaining 50,000, will be payable in 8 (eight) equal quarterly instalments starting on April 2022. During the year ended December 31, 2022, Vista paid to Wintershall, 4 (four) equal instalments of 6,250, and the liabilities related to such transaction stand at 23,880, recognized at present value (see Note 26 and 34).
As result of this transaction, Vista recognized an addition of 68,743 in “Property, plant and equipment” (see Note 13), and the transaction effectively cancels the carry consideration of 77,000 the Company had assumed on September 16, 2021.
The effective date of the transaction was January 1, 2022. On September 14, 2022, the Province of Neuquén issued Presidential Decrees No. 1,851/22 and No. 1,852/22 approving the assignment by Wintershall to Vista Argentina of the assets located in the Bandurria Norte and Aguada Federal areas, respectively.
For further information on these concessions, see Note 29.3.10.
1.2.2 Joint investment agreement (“farmout agreement II”) signed with Trafigura Argentina S.A. (“Trafigura”) in Bajada del Palo Oeste area
On October 11, 2022, the Company, through its subsidiary Vista Argentina entered into a second farmout agreement with Trafigura, whereby it undertook to develop 3 (three) pads in Bajada del Palo Oeste area (“farmout agreement II”).
By virtue of the farmout agreement II, a joint venture was established and Trafigura was entitled to contractual rights for 25% of hydrocarbon output in the pads under the agreement and bear 25% of investment costs, as well as royalties and direct taxes. As part of the farmout agreement II, Trafigura agreed to pay to Vista Argentina 1,700 for each tied-in
well (equivalent to 6,800 for a
4-well
pad). As of December 31, 2022, no wells related to this agreement have been connected.
Vista Argentina maintains the operation in Bajada del Palo Oeste and 100% of the ownership. It also maintains its rights over 75% of hydrocarbon output in relation to the pads included in the farmout agreement II, and bear 75% of investment costs, as well as royalties, direct taxes and remainder operating and midstream costs.
The effective date of the transaction was October 1, 2022.
For further information on this concession, see Note 29.3.2.